UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JANUARY 31, 2011
(Unaudited)

	Shares	Value
SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.4%

CONSUMER DISCRETIONARY — 11.0%
DreamWorks Animation SKG, Cl A *	5,024	$141,024
Gentex	8,150	261,371
John Wiley & Sons, Cl A	2,519	115,748
Mattel	6,463	153,044
Tupperware Brands	2,946	134,779
Urban Outfitters *	2,354	79,612

		885,578

CONSUMER STAPLES — 2.4%
Ralcorp Holdings *	3,157	193,208

ENERGY — 8.6%
Brigham Exploration *	7,570	224,148
Forest Oil *	3,354	130,135
Helmerich & Payne	2,611	153,344
Tidewater	3,034	180,493

		688,120

FINANCIALS — 7.4%
City National	2,899	167,533
Comerica	3,916	149,591
MSCI, Cl A *	4,746	162,456
People’s United Financial	8,517	109,954

		589,534

HEALTH CARE — 13.5%
Alere *	3,998	156,602
CR Bard	2,378	224,364
Gen-Probe *	2,930	184,268
Hologic *	7,671	152,806
Mednax *	3,173	209,894
Pharmaceutical Product Development	5,365	156,336

		1,084,270

INDUSTRIALS — 27.5%
Acuity Brands	3,029	167,201
Cintas	8,088	226,949
Copart *	5,164	202,687
Flowserve	1,183	147,863
Hertz Global Holdings *	17,726	260,750
IDEX	4,196	166,413
Jacobs Engineering Group *	1,740	89,384
Kansas City Southern *	4,067	203,269
Republic Services, Cl A	6,596	203,421
Shaw Group *	4,965	187,528
Valmont Industries	1,767	164,225

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JANUARY 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCK — continued

INDUSTRIALS — continued
Werner Enterprises	7,596	$187,241

		2,206,931

INFORMATION TECHNOLOGY — 21.4%
Agilent Technologies *	2,978	124,570
Atmel *	17,096	231,480
Cognizant Technology Solutions, Cl A *	2,308	168,369
Compuware *	17,056	182,840
F5 Networks *	1,038	112,498
International Rectifier *	3,848	123,251
National Instruments	4,514	190,987
Nuance Communications *	11,639	236,621
Solera Holdings	3,354	175,515
Zebra Technologies, Cl A *	4,431	172,366

		1,718,497

MATERIALS — 6.6%
Air Products & Chemicals	2,228	194,393
Allegheny Technologies	2,519	164,214
Nucor	3,744	171,887

		530,494

TOTAL COMMON STOCK (Cost $5,902,831)		7,896,632

SHORT-TERM INVESTMENT — 0.4%

HighMark Diversified Money Market Fund, Fiduciary Class, 0.070% (A) (Cost $32,021)	32,021	32,021

TOTAL INVESTMENTS— 98.8% (Cost $5,934,852) †		$7,928,653

Percentages are based on Net Assets of $8,025,320.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2011.

Cl — Class

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $5,934,852, and the unrealized appreciation and depreciation were $2,074,862 and $(81,061) respectively.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JANUARY 31, 2011
(Unaudited)
As of January 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
RHJ-QH-003-1500

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2011
(Unaudited)

	Shares	Value
SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.3%

CONSUMER DISCRETIONARY — 18.6%
Arbitron	31,600	$1,317,404
Chico’s FAS	61,000	666,120
Coinstar *	15,600	645,684
Fossil *	9,300	660,765
Hanesbrands *	35,500	817,210
K12 *	18,000	490,500
Lululemon Athletica *	6,200	425,816
Men’s Wearhouse	40,800	1,069,368
O’Reilly Automotive *	16,900	960,427
PEP Boys-Manny Moe & Jack	37,800	526,932

		7,580,226

CONSUMER STAPLES — 4.1%
Diamond Foods	14,800	736,596
Elizabeth Arden *	36,200	926,358

		1,662,954

ENERGY — 8.9%
Clean Energy Fuels *	74,500	884,315
Energy XXI Bermuda *	27,500	792,275
Gulfport Energy *	39,700	950,418
SandRidge Energy *	132,900	988,776

		3,615,784

FINANCIALS — 3.7%
FirstMerit	38,400	703,488
Signature Bank *	15,300	799,272

		1,502,760

HEALTH CARE — 17.2%
Analogic	7,600	388,132
Catalyst Health Solutions *	17,900	776,860
Emergency Medical Services, Cl A *	14,300	965,250
Hanger Orthopedic Group *	45,200	928,860
ICON ADR *	29,568	658,479
IPC The Hospitalist *	22,900	850,277
Owens & Minor	22,350	659,995
PerkinElmer	27,000	690,660
Questcor Pharmaceuticals *	27,104	419,028
Thoratec *	28,400	669,956

		7,007,497

INDUSTRIALS — 23.1%
Allegiant Travel, Cl A	14,600	679,484
Chart Industries *	27,300	991,536
Copart *	20,700	812,475
Forward Air	15,000	418,650
Hexcel *	21,400	407,028

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCK — continued

INDUSTRIALS — continued
Insituform Technologies, Cl A *	44,900	$1,235,199
Kirby *	13,300	621,642
Marten Transport	32,800	698,968
MasTec *	50,000	761,000
Middleby *	6,700	548,127
Mobile Mini *	40,000	817,600
Orbital Sciences *	47,900	817,174
SunPower, Cl B *	42,906	566,359

		9,375,242

INFORMATION TECHNOLOGY — 20.7%
Blackboard *	10,900	423,574
Diebold	21,700	665,322
Entegris *	148,000	1,132,200
FEI *	37,800	1,030,050
Intermec *	34,200	388,512
IPG Photonics *	23,300	807,345
JDS Uniphase *	61,700	1,047,049
OSI Systems *	25,400	964,946
Polycom *	14,600	640,210
Smart Technologies *	75,700	713,094
ValueClick *	42,100	589,821

		8,402,123

TOTAL COMMON STOCK (Cost $30,811,754)		39,146,586

SHORT-TERM INVESTMENTS (A) — 6.1%

HighMark Diversified Money Market Fund, Fiduciary Class, 0.070%	1,609,683	1,609,683
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.050%	842,874	842,874

TOTAL SHORT-TERM INVESTMENTS (Cost $2,452,557)		2,452,557

TOTAL INVESTMENTS— 102.4% (Cost $33,264,311) †		$41,599,143

Percentages are based on Net Assets of $40,641,961.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2011.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2011
(Unaudited)

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $33,264,311, and the unrealized appreciation and depreciation were $9,654,018 and $(1,319,186) respectively.
As of January 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
RHJ-QH-002-1500

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2011
(Unaudited)

	Shares	Value
SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%**

CONSUMER DISCRETIONARY — 18.9%
Arbitron	33,500	$1,396,615
Asbury Automotive Group *	84,500	1,555,645
Denny’s *	276,500	1,045,170
Global Traffic Network *	50,860	545,728
Kid Brands *	69,949	637,235
Leapfrog Enterprises, Cl A *	137,100	529,206
Peet’s Coffee & Tea *	15,900	606,744
RC2 *	35,166	714,573
Red Robin Gourmet Burgers *	39,300	811,152
Ruth’s Hospitality Group *	138,500	645,410
Shutterfly *	34,500	1,148,505
US Auto Parts Network *	74,665	619,720
West Marine *	84,262	1,077,711
Westport Innovations *	64,500	1,017,165

		12,350,579

CONSUMER STAPLES — 4.8%
Calavo Growers	51,200	1,181,696
Elizabeth Arden *	49,100	1,256,469
WD-40	18,200	716,534

		3,154,699

ENERGY — 7.8%
Abraxas Petroleum *	226,000	1,082,540
Gulfport Energy *	51,500	1,232,910
Natural Gas Services Group *	41,600	742,976
Northern Oil and Gas *	32,924	907,714
Rex Energy *	92,651	1,115,055

		5,081,195

FINANCIALS — 2.5%
Dollar Financial *	34,100	1,044,483
Lakeland Financial	29,500	607,110

		1,651,593

HEALTH CARE — 13.8%
American Dental Partners *	50,800	645,668
Cantel Medical	30,100	640,829
HMS Holdings *	18,500	1,190,290
Medidata Solutions *	27,600	688,620
Merit Medical Systems *	77,141	1,139,372
Quidel *	74,100	1,006,278
RehabCare Group *	45,700	1,122,392
Vascular Solutions *	91,700	970,186
Vital Images *	50,482	670,906
Zoll Medical *	22,400	926,240

		9,000,781

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCK — continued

INDUSTRIALS — 20.0%
ACCO Brands *	103,000	$845,630
Aerovironment *	34,180	963,876
Altra Holdings *	42,700	892,857
Chart Industries *	17,800	646,496
DXP Enterprises *	42,400	923,472
Electro Scientific Industries *	42,900	715,143
Exponent *	13,900	510,408
Flow International *	237,200	889,500
ICF International *	40,361	972,902
Innerworkings *	24,831	156,435
Kelly Services, Cl A *	38,900	765,357
Miller Industries	8,479	129,390
MYR Group *	40,123	882,305
PRGX Global *	180,500	1,126,320
Schawk, Cl A	49,500	902,880
Titan Machinery *	42,400	1,027,352
Wabash National *	64,900	737,264

		13,087,587

INFORMATION TECHNOLOGY — 27.8%
Anadigics *	113,900	777,937
Applied Micro Circuits *	83,800	824,592
Globecomm Systems *	112,100	1,060,466
Harmonic *	121,300	1,023,772
Keynote Systems	58,900	1,026,627
Kulicke & Soffa Industries *	116,300	1,133,925
LivePerson *	87,000	954,390
MaxLinear, Cl A *	76,900	858,204
Maxwell Technologies *	49,676	894,168
NVE *	16,800	975,744
OCZ Technology Group *	106,300	847,211
Perficient *	54,294	634,697
Quantum *	321,100	863,759
Sanmina-SCI *	103,300	1,552,599
Satcon Technology *	202,800	983,580
Silicon Image *	148,200	1,016,652
Smith Micro Software *	59,872	755,585
Ultratech *	32,500	732,387
Web.com Group *	134,100	1,260,540

		18,176,835

MATERIALS — 0.9%
Omnova Solutions *	88,600	622,858

TOTAL COMMON STOCK (Cost $52,188,602)		63,126,127

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2011
(Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 4.0%

HighMark Diversified Money Market Fund, Fiduciary Class, 0.070% (A) (Cost $2,594,511)	2,594,511	$2,594,511

TOTAL INVESTMENTS— 100.5% (Cost $54,783,113) †		$65,720,638

Percentages are based on Net Assets of $65,422,591.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	The rate reported is the 7-day effective yield as of January 31, 2011.

Cl — Class

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $54,783,113, and the unrealized appreciation and depreciation were $12,065,435 and $(1,127,910) respectively.
As of January 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
RHJ-QH-004-0100

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson

Philip T. Masterson
President

Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson

Philip T. Masterson
President

Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson

Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2011